Interest Expense and Amortized Debt Issuance Costs	12 Months Ended
Dec. 31, 2021
Interest Expense And Amortized Debt Issuance Costs [Abstract]
Interest Expense and Amortized Debt Issuance Costs	Interest Expense and Amortized Debt Issuance Costs
The following table summarizes interest expense and amortized debt issuance costs for the years ended December 31 (in thousands):

	2021	2020	2019
Interest expense	$21,809	$18,722	$20,091
Amortized debt issuance costs	2,310	1,945	1,785
Interest expense and amortized debt issuance costs	$24,119	$20,667	$21,876